Inventories (Details) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Inventory Disclosure [Abstract]
Finished Goods-bars			$ 30,800
Finished Goods-ice cream	$ 194,205	195,817	346,229
Raw materials - ingredients	83,416	26,309	25,477
Packaging	67,293	53,479	3,933
TOTAL	$ 344,914	$ 275,605	$ 406,439